Consolidated Statements of Operations (USD $)	12 Months Ended		66 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013
Consolidated Statements of Operations
Revenue	$ 0	$ 0	$ 0
Expenses:
Research and development	3,159,209	2,368,481	6,202,156
General and administrative	3,905,763	3,158,693	8,153,524
Loss from operations	(7,064,972)	(5,527,174)	(14,355,680)
Other income (expense):
Fair value of derivative liabilities in excess of proceeds			(808,590)
Adjustments to fair value of derivative liabilities		4,192,781	3,150,986
Loss on extinguishment of debt		(761,492)	(761,492)
Financing transaction costs			(210,000)
Non-cash interest expense	(83,215)	(266,567)	(349,782)
Interest expense			(1,357)
Impairment charges			(9,000)
Net loss before income taxes	(7,148,187)	(2,362,452)	(13,344,915)
Provision for income taxes	2,000	2,400	6,000
Net loss	$ (7,150,187)	$ (2,364,852)	$ (13,350,915)
Basic and diluted net loss per common share (in dollars per share)	$ (0.07)	$ (0.04)
Weighted average shares used in computing basic and diluted net loss per common share (in shares)	106,558,325	67,443,432